INVESTMENTS - Measured at fair value (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments recognized at fair value
Shareholder amount	R$ 1,027,978
Consolidated fair value	R$ 2,093,279	R$ 2,056,990	R$ 1,447,150
AES Tiete
Investments recognized at fair value
Participations	7.56%
Shareholder amount	R$ 179,360
Consolidated fair value	R$ 498,636	509,019
Coelce
Investments recognized at fair value
Participations	7.06%
Shareholder amount	R$ 52,340
Consolidated fair value	R$ 291,655	301,218
Energisa S.A.
Investments recognized at fair value
Participations	2.31%
Shareholder amount	R$ 389,337
Consolidated fair value	R$ 439,887	449,718
Companhia Energetica de Sao Paulo - CESP
Investments recognized at fair value
Participations	2.05%
Shareholder amount	R$ 122,284
Consolidated fair value	R$ 238,437	214,488
Centrais Eletricas de Santa Catarina - CELESC
Investments recognized at fair value
Participations	10.75%
Shareholder amount	R$ 144,069
Consolidated fair value	R$ 226,650	213,556
Companhia Paranaense de Energia - COPEL
Investments recognized at fair value
Participations	0.56%
Shareholder amount	R$ 44,247
Consolidated fair value	R$ 107,154	105,776
Centrais Eletricas do ParA - CELPA
Investments recognized at fair value
Participations	0.99%
Shareholder amount	R$ 15,059
Consolidated fair value	R$ 80,309	81,376
Companhia Energetica de Pernambuco - CELPE
Investments recognized at fair value
Participations	1.56%
Shareholder amount	R$ 10,365
Consolidated fair value	R$ 39,489	30,225
CELPE
Investments recognized at fair value
Participations	0.19%
Shareholder amount	R$ 2,845
Consolidated fair value	R$ 11,960	12,796
Rio Parapanema Energia
Investments recognized at fair value
Participations	0.47%
Shareholder amount	R$ 3,924
Consolidated fair value	R$ 19,322	20,982
CEB
Investments recognized at fair value
Participations	2.10%
Shareholder amount	R$ 11,861
Consolidated fair value	45,854	18,439
Others
Investments recognized at fair value
Shareholder amount	52,287
Consolidated fair value	R$ 93,926	R$ 99,397
Others | Minimum
Investments recognized at fair value
Participations	0.13%
Others | Maximum
Investments recognized at fair value
Participations	0.31%